Note 14 - Earnings / (Loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	150,928	0